Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents		$ 115,066	$ 1,339
Total current assets		4,771,109	1,339
Non-Current Assets
Investment in subsidiaries		11,657,855	10,426,328
Total non-current assets		11,657,855	10,426,328
Total Assets		16,428,964	10,427,667
Current Liabilities
Total current liabilities		294,095	161,133
Total liabilities		294,095	161,133
EQUITY
Additional paid-in capital		17,727,063	7,037,503
Retained earnings		(1,883,351)	3,562,901
Accumulated other comprehensive loss		289,267	(335,120)
Total Equity		16,134,869	10,266,534
Total Liabilities and Equity		16,428,964	10,427,667
Related Party [Member]
Current Assets
Due from affiliate		4,656,043
Current Liabilities
Amounts due to related parties		294,095	161,133
Class A Ordinary Share [Member]
EQUITY
Ordinary shares value	[1]	640
Class B Ordinary Share [Member]
EQUITY
Ordinary shares value	[1]	$ 1,250	$ 1,250

[1]	The share amounts are presented on a retrospective basis.